UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

		THIS FILING LISTS SECURITIES HOLDINGS
		REPORTED ON THE FORM 13F FILED ON March 31, 2012
		PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
		AND FOR WHICH THAT REQUEST WAS DENIED
		ON SEPTEMBER 26, 2012.




       Report for the Calendar Year or Quarter Ended: March 31, 2012


Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |_|  is a restatement
                                   |X|  adds new holding entries.


Institutional Manager Filing this Report:

Name:     Akre Capital Management, LLC

Address:  2 West Marshall Street
          P.O. Box 998
          Middleburg, Virginia 20118


13F File Number: 028-06599

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Charles T. Akre Jr.
Title:    Managing Member
Phone:    (540) 687-8920


Signature, Place and Date of Signing:


/S/  Charles T. Akre Jr.           Middleburg, VA       November 15, 2012
-----------------------    --------------------------    ------------------
     [Signature]                [City, State]                    [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     1

Form 13F Information Table Value Total:  $ 4,697
                                          (x1000)

Confidential information is listed on this Form 13F that was omitted from the public Form 13F report that was filed separately with the Securities and Exchange Commission.


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.     Form 13F File Number            Name
---     --------------------            ---------------------
1.      028-13109                       Braddock Partners, LP

FORM 13F INFORMATION TABLE



COLUMN 1                      COLUMN  2       COLUMN 3     COLUMN 4          COLUMN 5       COLUMN 6    COLUMN 7        COLUMN 8

                              TITLE                        VALUE        SHRS OR  SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP       (X$1000)      PRN AMT  PRN CALL   DISCRETION  MANAGERS   SOLE  SHARED NONE


VERISK ANALYTICS INC	      CL A	       92345Y106       4,697	 100,000   SH	       Sole	   NONE	     100,000

